Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2020	$ 275,516
2021	256,505
2022	261,676
2023	225,479
2014	116,886
thereafter	1,557,507
Total undiscounted future minimum lease payments	2,693,569
Less: Amounts representing interest	(735,085)
Total present value of operation lease liabilities	1,958,484
Less: current portion of operating lease liabilities	188,557
Non-current portion of operating lease liabilities	$ 1,769,927